Fair value measurement of financial instruments - Additional information (Details)	Jul. 19, 2024 GBP (£)	Jan. 19, 2024 GBP (£)	Jul. 17, 2024 $ / shares	Jun. 30, 2024 GBP (£) £ / shares shares	Jun. 30, 2024 $ / shares	Dec. 31, 2023 GBP (£) £ / shares
Disclosure of financial assets and liabilities [Line Items]
Short term bank deposits				£ 153,457,000		£ 103,586,000
Short-Term Deposit, Six Month
Disclosure of financial assets and liabilities [Line Items]
Short term bank deposits		£ 150,000,000
Short-term bank deposits, term		6 months
Short-term bank deposits, interest rate		5.10%
Short-Term Deposit, Six Month
Disclosure of financial assets and liabilities [Line Items]
Short term bank deposits	£ 125,000,000
Short-term bank deposits, term	6 months
Short-term bank deposits, interest rate	5.10%
Short-Term Deposit, Three Month
Disclosure of financial assets and liabilities [Line Items]
Short-term bank deposits, term	3 months
Short-term bank deposits, interest rate	5.10%
Short term bank deposits	£ 28,837,000
Ordinary shares
Disclosure of financial assets and liabilities [Line Items]
Par value per share (in USD per share) | £ / shares				£ 0.0005		£ 0.0005
Apeiron | Ordinary shares
Disclosure of financial assets and liabilities [Line Items]
Number of shares held (in shares) | shares				9,173,021
Par value per share (in USD per share) | $ / shares			$ 0.00001		$ 0.00001
Apeiron | Series Pre-A Preferred shares
Disclosure of financial assets and liabilities [Line Items]
Number of shares held (in shares) | shares				1,549,942
Par value per share (in USD per share) | $ / shares			$ 0.00001		$ 0.00001